UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    ---------

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934
                            ------------------------

 For the monthly distribution period from February 1, 2007 to February 28, 2007

              Commission File Number of issuing entity: 333-141533
                            GRANITE MASTER ISSUER PLC
             (Exact name of registrant as specified in its charter)
                                England and Wales
                 (State or other jurisdiction of incorporation)
                                 Not applicable
                        (IRS Employer Identification No.)
                                   Fifth Floor
                                 100 Wood Street
                            London EC2V 7EX, England
         (Address of principal executive offices of the issuing entity)
                               +44 (0)20 7606 0643
                     (Telephone number, including area code)

              Commission File Number of registrant 2: 333-141533-01
                        GRANITE FINANCE FUNDING 2 LIMITED
             (Exact name of registrant as specified in its charter)
                                England and Wales
                 (State or other jurisdiction of incorporation)
                                 Not applicable
                        (IRS Employer Identification No.)
                                   Fifth Floor
                                 100 Wood Street
                            London EC2V 7EX, England
                    (Address of principal executive offices)
                               +44 (0)20 7606 0643
                     (Telephone number, including area code)

              Commission File Number of registrant 3: 333-141533-02
                        GRANITE FINANCE TRUSTEES LIMITED
             (Exact name of registrant as specified in its charter)
                             Jersey, Channel Islands
                 (State or other jurisdiction of incorporation)
                                 Not applicable
                        (IRS Employer Identification No.)
                               22 Grenville Street
                   St. Helier, Jersey JE4 8PX, Channel Islands
                    (Address of principal executive offices)
                               +44 (0)1534 609 333
                     (Telephone number, including area code)

                        Registered/reporting pursuant to (check one)

    Title of Class      Section 12(b)   Section    Section 15(d)    Name of
                                         12(g)                   exchange (If
                                                                 Section 12(b))
Series 2006-2, Class A1      [ ]          [ ]          [ X ]      ___________
Series 2006-2, Class A4      [ ]          [ ]          [ X ]      ___________
Series 2006-2, Class B1      [ ]          [ ]          [ X ]      ___________
Series 2006-2, Class B2      [ ]          [ ]          [ X ]      ___________
Series 2006-2, Class M1      [ ]          [ ]          [ X ]      ___________
Series 2006-2, Class M2      [ ]          [ ]          [ X ]      ___________
Series 2006-2, Class C1      [ ]          [ ]          [ X ]      ___________
Series 2006-3, Class A1      [ ]          [ ]          [ X ]      ___________
Series 2006-3, Class A3      [ ]          [ ]          [ X ]      ___________
Series 2006-3, Class A4      [ ]          [ ]          [ X ]      ___________
Series 2006-3, Class A7      [ ]          [ ]          [ X ]      ___________
Series 2006-3, Class B1      [ ]          [ ]          [ X ]      ___________
Series 2006-3, Class B2      [ ]          [ ]          [ X ]      ___________
Series 2006-3, Class M1      [ ]          [ ]          [ X ]      ___________
Series 2006-3, Class M2      [ ]          [ ]          [ X ]      ___________
Series 2006-3, Class C2      [ ]          [ ]          [ X ]      ___________
Series 2006-4, Class A1      [ ]          [ ]          [ X ]      ___________
Series 2006-4, Class A4      [ ]          [ ]          [ X ]      ___________
Series 2006-4, Class A7      [ ]          [ ]          [ X ]      ___________
Series 2006-4, Class B1      [ ]          [ ]          [ X ]      ___________
Series 2006-4, Class M1      [ ]          [ ]          [ X ]      ___________
Series 2006-4, Class M2      [ ]          [ ]          [ X ]      ___________
Series 2006-4, Class C1      [ ]          [ ]          [ X ]      ___________
Series 2006-4, Class C2      [ ]          [ ]          [ X ]      ___________
Series 2007-1, Class 1A1     [ ]          [ ]          [ X ]      ___________
Series 2007-1, Class 2A1     [ ]          [ ]          [ X ]      ___________
Series 2007-1, Class 3A1     [ ]          [ ]          [ X ]      ___________
Series 2007-1, Class 4A1     [ ]          [ ]          [ X ]      ___________
Series 2007-1, Class 1B1     [ ]          [ ]          [ X ]      ___________
Series 2007-1, Class 2B1     [ ]          [ ]          [ X ]      ___________
Series 2007-1, Class 1M1     [ ]          [ ]          [ X ]      ___________
Series 2007-1, Class 2M1     [ ]          [ ]          [ X ]      ___________
Series 2007-1, Class 1C1     [ ]          [ ]          [ X ]      ___________
Series 2007-1, Class 2C1     [ ]          [ ]          [ X ]      ___________

Indicate by check mark if the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days

Yes    X      No
     ------       ------

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On March 20, 2007, a distribution was made by Citibank, N.A., as principal paying agent on behalf of the issuing entity, to the holders of certain of the classes of notes listed above.

The description of the distribution and pool performance for the distribution period from February 1, 2007 to February 28, 2007 is provided in the monthly statement attached as Exhibit 99.1 to this Form 10-D.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the series 2006-2 notes, dated May 18, 2006 and the related Prospectus, dated April 24, 2006; the Prospectus Supplement relating to the series 2006-3 notes, dated September 15, 2006 and the related Prospectus, dated September 12, 2006; the Prospectus Supplement relating to the series 2006-4 notes, dated November 24, 2006 and the related Prospectus, dated September 12, 2006; and the Prospectus Supplement relating to the series 2007-1 notes, dated January 22, 2007 and the related Prospectus, dated January 19, 2007 (collectively, the "Prospectuses"), of the issuing entity filed with the Securities and Exchange Commission (the "SEC") pursuant to Rule 424(b)(5) under the Securities Act of 1933 (the "Securities Act").

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

None.

Item 7. Significant Enhancement Provider Information.

In respect of each of the series 2006-2, Class A1, Class A4, Class B1, Class B2, Class M1, Class M2 and Class C1 notes, the issuing entity has entered into a currency swap transaction with Deutsche Bank Aktiengesellschaft. The sponsor, Northern Rock PLC, has determined that the significance percentage for these currency swap transactions in respect of the related classes of notes is 20% or more.

In respect of each of the series 2006-3, Class A1, Class A3, Class A4, Class A7, Class B1, Class B2, Class M1, Class M2 and Class C2 notes, the issuing entity has entered into a currency swap transaction with Barclays Bank PLC. The sponsor, Northern Rock PLC, has determined that the significance percentage for these currency swap transactions in respect of the related classes of notes is 20% or more.

In respect of each of the series 2006-4, Class A1, Class A4, Class A6, Class B1, Class M1, Class M2, Class C1 and Class C2 notes, the issuing entity has entered into a currency swap transaction with UBS AG. The sponsor, Northern Rock PLC, has determined that the significance percentage for these currency swap transactions in respect of the related classes of notes is 20% or more.

In respect of each of the series 2007-1, Class 1A1, Class 2A1, Class 3A1, Class 4A1, Class 1B1, Class 2B1, Class 1M1, Class 2M1, Class 1C1 and Class 2C1 notes, the issuing entity has entered into a currency swap transaction with Barclays Bank PLC. The sponsor, Northern Rock PLC, has determined that the significance percentage for these currency swap transactions in respect of the related classes of notes is 20% or more.

Item 8. Other Information.

None.

Item 9. Exhibits.

Exhibit
-------
No.     Description
---     -----------

99.1    Monthly Statement furnished to noteholders

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, the servicer has duly caused this report to be signed on behalf of the issuing entity by the undersigned, thereunto duly authorized.

Date:  March 30, 2007               NORTHERN ROCK PLC, as servicer


                                    By:     /s/ DA JONES
                                    Name:   DA JONES
                                    Title:  GROUP FINANCE DIRECTOR

                                       EXHIBIT INDEX

                         The following exhibits are filed herewith:


Exhibit
-------
No.     Description
---     -----------

99.1    Monthly Statement to Noteholders

INVESTORS' MONTHLY REPORT
GRANITE MASTER ISSUER PLC

Monthly Report re: Granite Mortgages 01-1 Plc, Granite Mortgages 02-1 Plc Granite Mortgages 02-2 Plc, Granite Mortgages 03-1 Plc, Granite Mortgages 03-2 Plc, Granite Mortgages 03-3 Plc
Granite Mortgages 04-1 Plc, Granite Mortgages 04-2 Plc, Granite Mortgages 04-3 Plc, Granite Finance Trustees Limited,
Granite Finance Funding Limited and Granite Finance Funding 2 Limited

Month ended                            28-Feb-07

N.B. this data fact sheet and its notes can only be a summary of certain features of the bonds and their structure. No representation can be made that the information herein is accurate or complete and no liability is accepted therefor. Reference should be made to the issue documentation for a full description of the bonds and their structure. This data fact sheet and its notes are for information purposes only and are not intended as an offer or invitation with respect to the purchase or sale of any security. Reliance should not be placed on the information herein when making any decision whether to buy, hold or sell bonds (or other securities) or for any other purpose.


-------------------------------------------------------------------------------
Commentary on asset performance in the period

The performance of the trust assets remained exceptionally strong in February. The 3 month plus arrears have increased to 0.41% by balance but remain extremely low by reference to industry standards. No assets were assigned to the Trust in February.


-----------------------------------------------------------------------------------------------------------------------------------

Next trust determination date                                                                            1 March 2007

Next trust distribution date                                                                             9 March 2007
(6 business days from determination date)

Mortgage Loans


-----------------------------------------------------------------------------------------------------------------------------------
Number of Mortgage Loans in Pool                                                                            426,052

Current Balance - Trust Mortgage Assets                                                             (GBP)46,767,124,931

Current Balance - Trust Cash and other Assets                                                       (GBP)1,501,728,803

Last Months Closing Trust Assets                                                                    (GBP)48,983,257,409

Funding share                                                                                       (GBP)11,483,832,412

Funding 2 share                                                                                     (GBP)30,520,345,578

Funding and Funding 2 share                                                                         (GBP)42,004,177,990

Funding and Funding 2 Share Percentage                                                                      87.02%

Seller Share*                                                                                       (GBP)6,264,675,744

Seller Share Percentage                                                                                     12.98%

Minimum Seller Share (Amount)*                                                                      (GBP)3,207,362,634

Minimum Seller Share (% of Total)                                                                            6.64%

Funding Bank Balance - Principal element of Balance                                                 (GBP)1,669,300,451

Funding 2 Bank Balance - Principal element of Balance                                               (GBP)1,284,035,271

Excess Spread last quarter annualised (% of Total)                                                           0.46%

-----------------------------------------------------------------------------------------------------------------------------------
* Please see the Additional Notes to the Investor Reports

Arrears Analysis of Non Repossessed Mortgage Loans

-----------------------------------------------------------------------------------------------------------------------------------
                          Number           Principal (GBP)          Arrears (GBP)           By number (%)      By Principal (%)

> = 1 < 2 Months           5,207            585,213,774              3,786,741                  1.22%               1.25%

> = 2 < 3 Months           1,936            209,476,040              3,183,568                  0.45%               0.45%

> = 3 < 4 Months            538              60,998,845              1,150,178                  0.13%               0.13%

> = 4 < 5 Months            365              39,001,246              1,039,138                  0.09%               0.08%

> = 5 < 6 Months            272              28,360,708               922,002                   0.06%               0.06%

> = 6 < 7 Months            181              18,321,935               712,343                   0.04%               0.04%

> = 7 < 8 Months            147              16,343,415               727,285                   0.03%               0.03%

> = 8 < 9 Months            86               9,281,805                477,331                   0.02%               0.02%

> = 9 < 10 Months           50               5,870,614                335,390                   0.01%               0.01%

> = 10 < 11 Months          35               3,514,491                228,825                   0.01%               0.01%

> = 11 < 12 Months          35               4,220,638                292,789                   0.01%               0.01%

> = 12                      41               4,921,264                417,120                   0.01%               0.01%

Total                      8,893            985,524,775             13,272,710                  2.09%               2.11%
-----------------------------------------------------------------------------------------------------------------------------------

Arrears are calculated in accordance with standard market practice in the UK. A mortgage is identified as being in arrears when, on any due date, the overdue amounts which were due on previous due dates equal, in the aggregate, one or more full monthly payments. In making an arrears determination, the administrator calculates as of the date of determination the difference between the sum of all monthly payments that were due and payable by a borrower on any due date up to that date of determination (less the aggregate amount of all authorised underpayments made by such borrower up to such date of determination) and the sum of all payments actually made by that borrower up to that date of determination. If the result arrived at by dividing that difference (if any) by the amount of the required monthly payment equals or exceeds 1 the loan is deemed to be in arrears. Arrears classification is determined based on the number of full monthly payments that have been missed. A borrower that has missed payments that in the aggregate equal or exceeding 2 monthly payments (but for which the aggregate of missed payments is less than 3 monthly payments) would be classified as being between 2 - 3 months in arrears, and so on.


Properties in Possession

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Number       Principal (GBP)            Arrears ((GBP))

Total (since inception)                                               2,222         196,542,986               10,296,031
-----------------------------------------------------------------------------------------------------------------------------------

Properties in Possession                                                                                          545

Number Brought Forward                                                                                            439

Repossessed (Current Month)                                                                                       106

Sold (since inception)                                                                                           1677

Sold (current month)                                                                                              73

Sale Price / Last Loan Valuation                                                                                 1.03

Average Time from Possession to Sale (days)                                                                       143

Average Arrears at Sale                                                                                     (GBP)4,366

Total Principal Loss (Since inception)                                                                    (GBP)5,392,263

Total Principal Loss (current month)                                                                       (GBP)287,289

Number of accounts experiencing a loss since inception                                                            411

Ratio of aggregate net losses to average portfolio balance                                                      0.00012

Average loss on accounts experiencing a loss                                                                (GBP)13,120

MIG Claims Submitted                                                                                              16

MIG Claims Outstanding                                                                                             0

Average Time from Claim to Payment                                                                                86
-----------------------------------------------------------------------------------------------------------------------------------


Note: The arrears analysis and repossession information is at close of business for the report month

Substitution


-----------------------------------------------------------------------------------------------------------------------------------
                                                      Number                                   Principal ((GBP))

Substituted this period                                  0                                      (GBP)0

Substituted to date (since 26 March 2001)             940,501                            (GBP)110,505,707,174
-----------------------------------------------------------------------------------------------------------------------------------

CPR Analysis

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 % of CPR

Current Month % of CPR - Removals*                                                                61.60%

Previous Month % of CPR - Removals*                                                               60.20%

Current Month % of CPR - Non-Removals**                                                           38.40%

Previous Month % of CPR - Non-Removals**                                                          39.80%
-----------------------------------------------------------------------------------------------------------------------------------
*Removals are loans that Northern Rock has repurchased from the Trust (e.g. Further Advances and Product Switches)
**Non-Removals are scheduled repayments, overpayments and redemptions


-----------------------------------------------------------------------------------------------------------------------------------
                                                       Monthly                                 Annualised

Current Month CPR Rate - Total                          3.82%                                    37.38%

Previous Month CPR Rate - Total                         4.36%                                    41.45%
-----------------------------------------------------------------------------------------------------------------------------------

Key pool statistics

-----------------------------------------------------------------------------------------------------------------------------------
Weighted Average Seasoning (by value) Months                                                      24.12

Weighted Average Remaining Term (by value) Years                                                  21.85

Average Loan Size                                                                           (GBP)109,769

Weighted Average LTV (by value)                                                                  77.41%

Weighted Average Indexed LTV (by value)                                                          69.74%

Non Verified (by value)                                                                          42.86%
-----------------------------------------------------------------------------------------------------------------------------------

Product Breakdown

-----------------------------------------------------------------------------------------------------------------------------------
Fixed Rate (by balance)                                                                          57.72%

Together (by balance)                                                                            28.89%

Capped (by balance)                                                                               0.12%

Variable (by balance)                                                                             8.26%

Tracker (by balance)                                                                              5.02%

Total                                                                                            100.0%
-----------------------------------------------------------------------------------------------------------------------------------

Geographic Analysis

-----------------------------------------------------------------------------------------------------------------------------------
                                     Number            % of Total             Value (GBP)               % of Total

East Anglia                           9,518              2.23%              1,067,636,122                  2.28%

East Midlands                        31,039              7.29%              3,118,716,669                  6.67%

Greater London                       48,359              11.35%             8,248,588,056                 17.64%

North                                37,500              8.80%              2,833,785,683                  6.06%

North West                           54,097              12.70%             4,975,981,465                 10.64%

Scotland                             59,916              14.06%             4,740,559,448                 10.14%

South East                           66,620              15.64%             9,579,890,523                 20.48%

South West                           30,726              7.21%              3,802,498,444                  8.13%

Wales                                17,141              4.02%              1,598,109,142                  3.42%

West Midlands                        29,388              6.90%              3,079,588,128                  6.58%

Yorkshire                            41,748              9.80%              3,721,771,250                  7.96%

Total                                426,052              100%             46,767,124,931                  100%
-----------------------------------------------------------------------------------------------------------------------------------

LTV Levels Breakdown

-----------------------------------------------------------------------------------------------------------------------------------
                                                         Number               Value (GBP)               % of Total

0% < 25%                                                 18,538              663,614,908                   1.42%

> = 25% < 50%                                            51,473             4,092,510,031                  8.75%

> = 50% < 55%                                            15,107             1,516,055,152                  3.24%

> = 55% < 60%                                            16,574             1,783,165,235                  3.81%

> = 60% < 65%                                            18,493             2,102,283,947                  4.50%

> = 65% < 70%                                            21,923             2,530,974,517                  5.41%

> = 70% < 75%                                            25,374             3,159,544,075                  6.76%

> = 75% < 80%                                            28,484             3,736,786,808                  7.99%

> = 80% < 85%                                            44,324             5,846,300,526                 12.50%

> = 85% < 90%                                            54,819             6,872,988,553                 14.70%

> = 90% < 95%                                            91,477            10,008,102,486                 21.40%

> = 95% < 100%                                           37,382             4,245,015,375                  9.08%

> = 100%                                                 2,084               209,783,318                   0.45%

Total                                                   426,052            46,767,124,931                 100.0%
-----------------------------------------------------------------------------------------------------------------------------------

Repayment Method

-----------------------------------------------------------------------------------------------------------------------------------
                                                         Number               Value (GBP)               % of Total

Endowment                                                20,013             2,006,191,444                  4.29%

Interest Only                                            99,133            15,046,968,246                 32.17%

Pension Policy                                            342                32,999,980                    0.07%

Personal Equity Plan                                      618                43,590,067                    0.09%

Repayment                                               305,946            29,637,375,194                 63.37%

Total                                                   426,052            46,767,124,931                 100.00%
-----------------------------------------------------------------------------------------------------------------------------------

Employment Status

-----------------------------------------------------------------------------------------------------------------------------------
                                                         Number               Value (GBP)               % of Total

Full Time                                               364,566            38,063,930,782                 81.39%

Part Time                                                5,588               434,399,360                   0.93%

Retired                                                  2,529               150,800,197                   0.32%

Self Employed                                            49,437             7,858,534,057                 16.80%

Other                                                    3,932               259,460,535                   0.55%

Total                                                   426,052            46,767,124,931                 100.00%
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
NR Current Existing Borrowers' SVR                                                                         7.34%

Effective Date of Change                                                                             1 February 2007

-----------------------------------------------------------------------------------------------------------------------------------



Main parties to the structure

Northern Rock plc                                  Citibank NA                              The Bank of New York

Seller                                             Agent bank                               Security trustee
Administrator                                      Common depositary                        Note trustee
Cash Manager                                       Principal paying agent
Basis swap provider                                Registrar
Start up loan provider                             US Paying Agent
Account bank

Ratings

                Short term       Long term         Short term            Long term              Short term               Long term
S&P                    A1          A positive              A1+                  AA                     A-1+                  AA-
Moodys                P-1              A1                  P-1                  Aa1                     P-1                  Aa2
Fitch                  F1              A+                  F1+                  AA+                     F1+                  AA-



-----------------------------------------------------------------------------------------------------------------------------------
Trustee Principal Ledger Receipts and Distribution
                                 Principal Received     Funding                  Funding 2                      Seller

Month                        (GBP)1,812,991,917        (GBP)0              (GBP)481,655,122             (GBP)1,331,336,795

-----------------------------------------------------------------------------------------------------------------------------------

Principal receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

-----------------------------------------------------------------------------------------------------------------------------------

Trustee Revenue Ledger Receipts and Distribution

                                                     Receipts
                        Revenue Received           GIC Interest           sub-total      Administration fee      Available revenue

Month                   (GBP)217,932,412           (GBP)6,856,152      (GBP)224,788,564     (GBP)2,602,056       (GBP)222,186,508

-----------------------------------------------------------------------------------------------------------------------------------

Trustee Revenue Distribution


                                                      Funding             Funding 2             Seller

Month                                             (GBP)53,081,446     (GBP)140,938,679      (GBP)28,166,384

-------------------------------------------------------------------------------

Revenue receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

On a monthly basis Trustee receipts are shared on a pro-rata basis between Northern Rock, Granite Finance Funding Limited and Granite Finance Funding 2 Limited in relation to their respective shares of the trust. Granite Finance Funding will in turn distribute its revenue between the issuers (Granite Mortgages 01-1 plc to Granite Mortgages 04-3 plc). Granite Finance Funding 2 Limited distributes its share of revenue to Granite Master Issuer plc in accordance with the underlying series of notes issued by Granite Master Issuer plc.

Granite Master Issuer Waterfall 20 February 2007

Distribution of Issuer Available Revenue Receipts                 Total

Issuer available revenue receipts from Funding2                   172,652,547
Issuer available revenue receipts - Issuers Revenue Ledger          2,979,209
Issuer available reserve fund                                     486,634,987

                                                                  662,266,742

Issuer required revenue receipts                                  172,652,547

3rd party creditors                                                         0
Issuer cash manager                                                         0
Amounts due to the  A notes and A swap providers                  136,434,848
Amounts due to the  B notes and B note swap providers               4,948,085
Amounts due to the  M notes and M note swap providers               4,999,076
Amounts due to the  C notes and C note swap providers               5,631,142
Interest due on start-up loan (from Northern Rock plc)              2,142,835
Principal due on start-up loan                                     20,687,493
To fund issuer reserve fund                                       478,100,076
To fund funding reserve fund                                        8,534,911
To fund Series 05-1,06-2, 06-3, 06-4 and 07-1 Payment Date            788,276

Excess of available revenue receipts over required receipts        20,687,493


Additional Notes to the Investor Reports

An "asset trigger event" is the event that occurs when an amount is debited to the principal deficiency sub-ledger in relation to the class A notes of any Funding issuer or to the AAA principal deficiency sub-ledger of Funding 2. Following an asset trigger event controlled amortisation schedules will no longer apply and the notes will become pass-through notes paying principal pro rata on the most senior outstanding notes and then sequential.

No asset trigger event has occurred

A "non-asset trigger event" means any of the following events:

     o    an insolvency event occurs in relation to the seller;

     o the seller's role as administrator is terminated and a new administrator is not appointed within 60 days; or

     o on the distribution date immediately succeeding a seller share event distribution date, the current seller share is equal to or less than the minimum seller share (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date

A "seller share event" will occur if, on a distribution date, (i) the result of the calculation of the current seller share on that distribution date would be equal to or less than the minimum seller share for such distribution date (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date and (ii) a seller share event has not occurred on the immediately preceding distribution date).

No non-asset trigger event has occurred

A arrears trigger event will occur if the outstanding principal balance of 90+ day arrears in the trust exceed 2%. In the event of an arrears trigger the Granite Mortgages 04-2 issuer reserve fund will step up to 1.415%, the Granite 04-3 issuer reserve fund will step up to 1.38% and the Funding 2 reserve fund required amount increases by (GBP)21.5 million. This trigger event is curable.

No arrears trigger event has occurred.

A step up trigger event will occur if any issuer is not called on its step up and call date. In the event of an issuer non call trigger the Granite Mortgages 04-2 issuer reserve fund target will step up by 0.275%, the Granite Mortgages 04-3 issuer reserve fund target by 0.27%, the Funding reserve target will step up by 0.10% and the Funding 2 reserve fund required amount increases by
(GBP)21.5 million. If the step up trigger occurs in conjunction with an arrears trigger the Funding 2 Reserve Fund will increase by (GBP)43 million. If the breach is rectified only the Funding 2 reserve fund required amount will reduce to its original target.

No step up trigger event has occurred.

An accelerated controlled amortisation trigger will occur if any of the issuers are not called on their step up and call dates. In the event of an accelerated controlled amortisation trigger all notes issued by Granite Mortgages 04-2 plc, Granite Mortgages 04-3 plc and all series issued by Granite Master Issuer plc become pass through securities.

No accelerated controlled amortisation trigger has occurred.

In addition, no assignment of new mortgage loans may occur after the earlier to occur of:

     o a step-up date in respect of the notes of any Funding issuer, if the option to redeem such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised; or

     o a step-up date in respect of any series and class of notes of the issuer, if the option to redeem any such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised and the aggregate principal amount outstanding of such notes (together with any other notes of the issuer in respect of which the step-up date has passed) as at such step-up date exceeds
          (GBP)1,000,000,000; or

     o the date falling 12 months after the occurrence of a step-up date in respect of any series and class of notes of the issuer, if the option to redeem such notes by such date pursuant to the terms and conditions of such notes is not exercised.

All notes issued by Granite Master Issuer which have passed their step up and call date will pay principal and intyerest monthly.

All of the conditions for assigning new loans continue to be complied with.

Deferral of repayment of subordinated notes

Amortisation of subordinated notes will be deferred if:

     o    the principal balance of mortgages in arrears is greater than 4%

     o Funding 2 plus Granite Master Issuer is less than the programme reserve required amount

     o    debit balance on subordinate note PDL

None of the conditions leading to deferral of the subordinated notes has been met.

Legal proceedings There are no material legal proceedings against Northern Rock plc, any of the Granite entities or the Trustee.

Notes                         Granite Mortgages 01-1 plc




-----------------------------------------------------------------------------------------------------------------------------

                      ISIN                   Brought forward           Repaid             Outstanding          Rating
                                                                                                            Moodys/S&P/Fitch

Series 1

A1                  US387413 AA59                  $0                    $0                   $0             Aaa/AAA/AAA

A2                  US387413 AB33             $135,000,000               $0              $135,000,000        Aaa/AAA/AAA

B                   US387413 AC16              $29,500,000               $0               $29,500,000        Aa2/AA+/AA+

C                   US387413 AD98              $39,000,000               $0               $39,000,000        Baa1/A-/A-

Series 2

A                   XS0126890390          (GBP)350,000,000           (GBP)0          (GBP)350,000,000        Aaa/AAA/AAA

B                   XS0126890473           (GBP)10,000,000           (GBP)0           (GBP)10,000,000        Aa1/AA+/AA+

C                   XS0126890556           (GBP)15,000,000           (GBP)0           (GBP)15,000,000         A3/A-/A-
-----------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------------

                                  Reference Rate             Margin                  Pool factor                 Expected Maturity


Series 1

A1                                      N/A                   0.12%                      0                              N/A

A2                                     5.57%                  0.21%                   0.18367                         Jan-08

B                                      5.76%                  0.40%                   0.590000                        Jan-08

C                                      6.76%                  1.40%                   0.57778                         Jan-08

Series 2

A                                      5.85%                  0.24%                   1.00000                         Jan-08

B                                      6.01%                  0.40%                   1.00000                         Jan-08

C                                      7.01%                  1.40%                   1.00000                         Jan-08
----------------------------------------------------------------------------------------------------------------------------------






Credit Enhancement

----------------------------------------------------------------------------------------------------------------
                                                                                      % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                         (GBP)30,263,772                      5.88%

Class C Notes ((GBP) Equivalent)                         (GBP)41,789,394                      8.12%
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
Granite Mortgages 01-1 Reserve Fund Requirement           (GBP)20,000,000                       0.17%

Balance Brought Forward                                   (GBP)20,000,000                       0.17%

Drawings this Period                                          (GBP)0                            0.00%

Excess Spread this Period                                  (GBP)1,096,656                       0.01%

Funding Reserve Fund Top-up this Period*                  -(GBP)1,096,656                      -0.01%

Current Balance                                           (GBP)20,000,000                       0.17%
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                  (GBP)134,538,960                       1.17%

Excess spread this period                                 (GBP)13,781,327                       0.12%

Repayment of start up loan interest                      -(GBP)17,239,008                      -0.15%

Funding reserve Balance carried forward                  (GBP)131,081,279                       1.14%

Funding Reserve %                                                1.0%                            NA
----------------------------------------------------------------------------------------------------------------------



Notes                         Granite Mortgages 01-2 plc


-------------------------------------------------------------------------------------------------------------------------------
                             ISIN               Brought forward           Repaid         Outstanding        Rating
                                                                                                         Moodys/S&P/Fitch

Series 1
A                          US38741PAA66               $0                    $0               $0           Aaa/AAA/AAA

B                          US38741PAB40               $0                    $0               $0           Aa1/AA+/AA+

C                          US38741PAC23               $0                    $0               $0           Baa1/A-/A-


Series 2

A                          XS0134454510           (GBP)0                (GBP)0           (GBP)0           Aaa/AAA/AAA

B                          XS0134454866           (GBP)0                (GBP)0           (GBP)0           Aa1/AA+/AA+

C                          XS0134455590           (GBP)0                (GBP)0           (GBP)0           Baa1/A-/A-

D                          XS0134456218           (GBP)0                (GBP)0           (GBP)0          Baa3/BB+/BBB+
-------------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------------
                          Reference Rate                    Margin                  Pool factor                 Expected Maturity


Series 1
A                              5.59%                         0.23%                      0                            Oct-06

B                              5.76%                         0.40%                      0                            Oct-06

C                              6.74%                        1.375%                      0                            Oct-06


Series 2

A                              5.86%                         0.25%                   0.00000                         Oct-06

B                              6.03%                         0.42%                   0.00000                         Oct-06

C                              7.01%                         1.40%                   0.00000                         Oct-06

D                             10.21%                         4.60%                   0.000000                        Oct-06
----------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement

----------------------------------------------------------------------------------------------------------------------------
                                                                                                  % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                                          (GBP)0                            0.00%

Class C Notes ((GBP) Equivalent)                                          (GBP)0                            0.00%

Class D Notes                                                             (GBP)0                            0.00%
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
Granite Mortgages 01-2 Reserve Fund Requirement                      (GBP)20,000,000                        0.17%

Balance Brought Forward                                              (GBP)20,000,000                        0.17%

Drawings this Period                                                     (GBP)0                             0.00%

Excess Spread this Period                                             (GBP)2,214,762                        0.02%

Funding Reserve Fund Top-up this Period*                             -(GBP)2,214,762                       -0.02%

Pay Down of Reserve Fund                                            -(GBP)20,000,000                       -0.17%

Current Balance                                                          (GBP)0                             0.00%
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                             (GBP)134,538,960                        1.17%

Excess spread this period                                            (GBP)13,781,327                        0.12%

Repayment of start up loan interest                                 -(GBP)17,239,008                       -0.15%

Funding reserve Balance carried forward                             (GBP)131,081,279                        1.14%

Funding Reserve %                                                            1.0%                            NA
----------------------------------------------------------------------------------------------------------------------------




Notes                         Granite Mortgages 02-1 plc

---------------------------------------------------------------------------------------------------------------------------------
                       ISIN                Brought forward           Repaid              Outstanding               Rating
                                                                                                                Moodys/S&P/Fitch

Series 1

A1                   US38741NAA19                $0                    $0                    $0                  Aaa/AAA/AAA

A2                   US38741NAB91           $108,900,000               $0               $108,900,000             Aaa/AAA/AAA

B                    US38741NAD57            $52,600,000               $0                $52,600,000             Aa2/AA+/AA+

C                    US38741NAC64            $72,800,000               $0                $72,800,000            Baa1/A-/BBB+

Series 2

A                    XS0144804712       (GBP)460,000,000           (GBP)0           (GBP)460,000,000             Aaa/AAA/AAA

B                    XS0144805958        (GBP)16,200,000           (GBP)0            (GBP)16,200,000             Aa1/AA+/AA+

C                    XS0144806253        (GBP)22,500,000           (GBP)0            (GBP)22,500,000            Baa1/A-/BBB+

D                    XS0144806501            (GBP)0                (GBP)0                (GBP)0                 Baa3/BB+/BBB

Series 3

A                    XS0144807657      (euro)600,000,000          (euro)0          (euro)600,000,000             Aaa/AAA/AAA

B                    XS0144807491       (euro)21,100,000          (euro)0           (euro)21,100,000             Aa1/AA+/AA+

C                    XS0144807814       (euro)29,300,000          (euro)0           (euro)29,300,000            Baa1/A-/BBB+
---------------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------------
                   Reference Rate                    Margin                  Pool factor                Expected Maturity


Series 1

A1                       N/A                          0.10%                   0.000000                          N/A

A2                      5.52%                         0.16%                   0.08545                         Apr 07

B                       5.69%                         0.33%                   0.754660                        Apr 07

C                       6.66%                         1.30%                   0.754400                        Apr 07

Series 2

A                       5.81%                         0.20%                   1.000000                        Apr 07

B                       5.96%                         0.35%                   1.000000                        Apr 07

C                       6.91%                         1.30%                   1.000000                        Apr 07

D                      10.11%                         4.50%                   0.000000                        Oct 06

Series 3

A                       5.15%                      Fixed to 04/07             1.000000                        Apr 07

B                       4.10%                         0.35%                   0.929110                        Apr 07

C                       5.05%                         1.30%                   1.000000                        Apr 07
----------------------------------------------------------------------------------------------------------------------------------



Credit Enhancement

-------------------------------------------------------------------------------------------------------------------
                                                                                            % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                                (GBP)66,531,351                       6.23%

Class C Notes ((GBP) Equivalent)                                (GBP)92,220,343                       8.63%

Class D Notes                                                       (GBP)0                            0.00%
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
Granite Mortgages 02-1 Reserve Fund Requirement                 (GBP)34,372,240                       0.30%

Balance Brought Forward                                         (GBP)34,372,240                       0.30%

Drawings this Period                                                (GBP)0                            0.00%

Excess Spread this Perod                                         (GBP)2,315,165                       0.02%

Funding Reserve Fund Top-up this Period*                        -(GBP)2,315,165                      -0.02%

Current Balance                                                 (GBP)34,372,240                       0.30%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                        (GBP)134,538,960                       1.17%

Excess spread this period                                       (GBP)13,781,327                       0.12%

Repayment of start up loan interest                            -(GBP)17,239,008                      -0.15%

Funding reserve Balance carried forward                        (GBP)131,081,279                       1.14%

Funding Reserve %                                                      1.0%                            NA
-------------------------------------------------------------------------------------------------------------------



Notes                         Granite Mortgages 02-2 plc

---------------------------------------------------------------------------------------------------------------------------------
                      ISIN                   Brought forward            Repaid               Outstanding           Rating
                                                                                                                Moodys/S&P/Fitch

Series 1

A1                  US38741RAA23                   $0                     $0                     $0              Aaa/AAA/AAA

A2                  US38741RAB06              $320,000,000                $0                $320,000,000         Aaa/AAA/AAA

B                   US38741RAC88               $55,000,000                $0                 $55,000,000         Aa2/AA+/AA+

C                   US38741RAD61               $82,500,000                $0                 $82,500,000         Baa1/A-/A-

Series 2

A                   XS0153568638         (euro)305,000,000          (euro) 0          (euro) 305,000,000        Aaa/AAA/AAA

B                   XS0153568984          (euro)37,500,000          (euro) 0           (euro) 37,500,000         Aa2/AA+/AA+

C                   XS0153569289          (euro)49,000,000          (euro) 0           (euro) 49,000,000         Baa1/A-/A-

Series 3

A                   XS0153569792          (GBP)665,000,000            (GBP)0            (GBP)665,000,000         Aaa/AAA/AAA

B                   XS0153569875           (GBP)25,000,000            (GBP)0             (GBP)25,000,000         Aa1/AA+/AA+

C                   XS0153569958           (GBP)33,000,000            (GBP)0             (GBP)33,000,000          A3/A-/A-
---------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                  Reference Rate                    Margin                  Pool factor             Expected Maturity


Series 1

A1                      N/A                          0.11%                   0.000000                       N/A

A2                     5.54%                         0.18%                   0.278260                     Jan 08

B                      5.73%                         0.37%                   0.916670                     Jan 08

C                      6.61%                         1.25%                   0.937500                     Jan 08

Series 2

A                      3.94%                         0.19%                   0.277270                     Jan 08

B                      4.12%                         0.37%                   0.914630                     Jan 08

C                      5.00%                         1.25%                   0.924530                     Jan 08

Series 3

A                      5.80%                         0.19%                   1.000000                     Jan 08

B                      5.98%                         0.37%                   1.000000                     Jan 08

C                      6.86%                         1.25%                   1.000000                     Jan 08
-------------------------------------------------------------------------------------------------------------------------------




Credit Enhancement

----------------------------------------------------------------------------------------------------------------------------
                                                                                                  % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                                      (GBP)84,599,636                       6.66%

Class C Notes ((GBP) Equivalent)                                     (GBP)117,781,620                       9.28%

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Granite Mortgages 02-2 Reserve Fund Requirement                       (GBP)39,000,000                       0.34%

Balance Brought Forward                                               (GBP)39,000,000                       0.34%

Drawings this Period                                                      (GBP)0                            0.00%

Excess Spread this Period                                              (GBP)2,761,413                       0.02%

Funding Reserve Fund Top-up this Period*                              -(GBP)2,761,413                      -0.02%

Current Balance                                                       (GBP)39,000,000                       0.34%
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                              (GBP)134,538,960                       1.17%

Excess spread this period                                             (GBP)13,781,327                       0.12%

Repayment of start up loan interest                                  -(GBP)17,239,008                      -0.15%

Funding reserve Balance carried forward                              (GBP)131,081,279                       1.14%

Funding Reserve %                                                           1.0%                            NA
----------------------------------------------------------------------------------------------------------------------------



Notes                         Granite Mortgages 03-1 plc

----------------------------------------------------------------------------------------------------------------------------------
                    ISIN                   Brought forward             Repaid             Outstanding             Rating
                                                                                                               Moodys/S&P/Fitch

Series 1

A1                US38741TAA88                   $0                                           $0               P-1/A-1+/F1+

A2                US38741TAB61              $253,077,773                 $0              $253,077,773           Aaa/AAA/AAA

A3**              US38741TAC45               $61,978,230                 $0               $61,978,230           Aaa/AAA/AAA

B                 US38741TAD28               $42,000,000                 $0               $42,000,000           Aa2/AA+/AA+

C                  US38741TAE01              $56,000,000                 $0               $56,000,000           Baa2/A-/A-

Series 2

A                 XS0160702113         (euro)900,000,000           (euro)0          (euro)900,000,000           Aaa/AAA/AAA

B                 XS0160702204          (euro)62,000,000           (euro)0           (euro)62,000,000           Aa2/AA+/AA+

C                 XS0160702386          (euro)94,500,000           (euro)0           (euro)94,500,000           Baa2/A-/A-

Series 3

A                 XS0160703434          (GBP)665,000,000             (GBP)0          (GBP)665,000,000           Aaa/AAA/AAA

B                  XS0160703608          (GBP)31,000,000             (GBP)0           (GBP)31,000,000           Aa2/AA+/AA+

C                 XS0160703780           (GBP)41,000,000             (GBP)0           (GBP)41,000,000           Baa2/A-/A-
----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                 Reference Rate                    Margin                  Pool factor                Expected maturity


Series 1

A1                     N/A                         -0.01%                   0.000000                          N/A

A2                    5.55%                         0.19%                   0.20659                         Apr 08

A3**                   N/A                          0.40%                   0.20659                         Apr 08

B                     5.79%                         0.43%                   1.000000                        Apr 08

C                     6.81%                         1.45%                   1.000000                        Apr 08

Series 2

A                     3.99%                         0.24%                   1.000000                        Apr 08

B                     4.18%                         0.43%                   1.000000                        Apr 08

C                     5.20%                         1.45%                   1.000000                        Apr 08

Series 3

A                     5.85%                         0.24%                   1.000000                        Apr 08

B                     6.04%                         0.43%                   1.000000                        Apr 08

C                     7.06%                         1.45%                   1.000000                        Apr 08
------------------------------------------------------------------------------------------------------------------------------
** Reference rate is determined based on the avergae daily US Federal Funds rate and is calculated in arrears.
Credit Enhancement



---------------------------------------------------------------------------------------------------------------------------
                                                                                            % of Notes Outstanding

Class B Notes ((GBP) Equivalent)                               (GBP)97,837,647                       5.79%

Class C Notes ((GBP) Equivalent)                              (GBP)137,914,263                       8.17%

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Granite Mortgages 03-1 Reserve Fund Requirement                (GBP)45,000,000                       0.39%

Balance Brought Forward                                        (GBP)45,000,000                       0.39%

Drawings this Period                                               (GBP)0                            0.00%

Excess Spread this Period                                       (GBP)3,187,433                       0.03%

Funding Reserve Fund Top-up this Period*                       -(GBP)3,187,433                      -0.03%

Current Balance                                                (GBP)45,000,000                       0.39%
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                       (GBP)134,538,960                       1.17%

Excess spread this period                                      (GBP)13,781,327                       0.12%

Repayment of start up loan interest                           -(GBP)17,239,008                      -0.15%

Funding reserve Balance carried forward                       (GBP)131,081,279                       1.14%

Funding Reserve %                                                     1.0%                            NA
---------------------------------------------------------------------------------------------------------------------------




Notes                         Granite Mortgages 03-2 plc

---------------------------------------------------------------------------------------------------------------------------------
                       ISIN                 Brought forward             Repaid           Outstanding            Rating
                                                                                                             Moodys/S&P/Fitch

Series 1

A1                   US38741QAA40                 $0                      $0                 $0               Aaa/AAA/AAA

A2                   US38741QAB23            $129,631,946                 $0            $129,631,946          Aaa/AAA/AAA

A3                   US38741QAC06            $500,000,000                 $0            $500,000,000          Aaa/AAA/AAA

B                    US38741QAD88             $76,500,000                 $0             $76,500,000          Aa1/AA+/AA+

C                    US38741QAE61             $10,500,000                 $0             $10,500,000          Baa1/A-/A-

Series 2

A                    XS0168665718       (euro)300,000,000            (euro)0       (euro)300,000,000          Aaa/AAA/AAA

B                    XS0168666013        (euro)72,900,000            (euro)0        (euro)72,900,000          Aa1/AA+/AA+

M                    XS0168771748        (euro)52,300,000            (euro)0        (euro)52,300,000           Aa3/A+/AA

C1                   XS0168666104        (euro)16,000,000            (euro)0        (euro)16,000,000          Baa1/A-/A-

C2                   XS0168666443        (euro)65,500,000            (euro)0        (euro)65,500,000          Baa1/A-/A-

Series 3

A                    XS0168666526        (GBP)352,280,000             (GBP)0        (GBP)352,280,000          Aaa/AAA/AAA

C                    XS0168666872         (GBP)15,000,000             (GBP)0         (GBP)15,000,000          Baa1/A-/A-
---------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                    Reference Rate                    Margin                  Pool factor                Expected maturity


Series 1

A1                        N/A                          0.08%                   0.000000                          N/A

A2                       5.52%                         0.16%                   0.128859                        Jul 07

A3                       5.61%                         0.25%                   1.000000                        Jul 10

B                        5.85%                         0.49%                   1.000000                        Jul 10

C                        6.91%                         1.55%                   1.000000                        Jul 10

Series 2

A                        4.00%                         0.25%                   0.600000                        Jul 10

B                        4.24%                         0.49%                   0.145800                        Jul 10

M                        4.50%                         0.75%                   0.104600                        Jul 10

C1                       5.20%                      Fixed until 07/10          0.032000                        Jul 10

C2                       5.30%                         1.55%                   0.131000                        Jul 10

Series 3

A                       4.625%                      Fixed until 07/10         11.363871                        Jul 10

C                        7.16%                         1.55%                   0.365854                        Jul 10
--------------------------------------------------------------------------------------------------------------------------------


Credit Enhancement

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   % of Notes Outstanding

Class B and M Notes ((GBP) Equivalent)                              (GBP)137,050,418                      11.66%

Class C Notes ((GBP) Equivalent)                                     (GBP)79,770,315                       6.79%

---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Granite Mortgages 03-2 Reserve Fund Requirement                      (GBP)35,000,000                       0.30%

Balance Brought Forward                                              (GBP)35,000,000                       0.30%

Drawings this Period                                                     (GBP)0                            0.00%

Excess Spread this Period                                             (GBP)2,234,516                       0.02%

Funding Reserve Fund Top-up this Period*                             -(GBP)2,234,516                      -0.02%

Current Balance                                                      (GBP)35,000,000                       0.30%
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                             (GBP)134,538,960                       1.17%

Excess spread this period                                            (GBP)13,781,327                       0.12%

Repayment of start up loan interest                                 -(GBP)17,239,008                      -0.15%

Funding reserve Balance carried forward                             (GBP)131,081,279                       1.14%

Funding Reserve %                                                           1.0%                            NA
---------------------------------------------------------------------------------------------------------------------------------
*Top-ups only occur at the end of each quarter.



All of the notes issued by Granite Mortgages 03-2 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.





Notes                         Granite Mortgages 03-3 plc

---------------------------------------------------------------------------------------------------------------------------------
                       ISIN                   Brought forward           Repaid           Outstanding               Rating
                                                                                                                Moodys/S&P/Fitch

Series 1

A1                   US38741UAA51                   $0                    $0                 $0                  Aaa/AAA/AAA

A2                   US38741UAB35                   $0                    $0                 $0                  Aaa/AAA/AAA

A3                   US38741UAC18              $344,495,953               $0            $344,495,953             Aaa/AAA/AAA

B                    US38741UAD90               $72,000,000               $0             $72,000,000             Aa1/AA+/AA+

M                    US38741UAE73               $27,000,000               $0             $27,000,000              Aa3/A+/AA

C                    US38741UAF49               $50,000,000               $0             $50,000,000            Baa1/A-/BBB+

Series 2

A                    XS0176409927          (euro)440,954,822         (euro)0        (GBP)440,954,822             Aaa/AAA/AAA

B                    XS0176410180           (euro)23,000,000         (euro)0         (GBP)23,000,000             Aa1/AA+/AA+

M                    XS0176410347            (euro)7,500,000         (euro)0          (GBP)7,500,000               Aa3/A+/AA

C                    XS0176410420           (euro)55,000,000         (euro)0         (GBP)55,000,000            Baa1/A-/BBB+

Series 3

A                    XS0176410693           (GBP)340,000,000           (GBP)0       (GBP)340,000,000             Aaa/AAA/AAA

B                    XS0176410776            (GBP)28,500,000           (GBP)0        (GBP)28,500,000             Aa1/AA+/AA+

M                    XS0176410859            (GBP)11,500,000           (GBP)0        (GBP)11,500,000              Aa3/A+/AA

C                    XS0176411071             (GBP)7,500,000            (GBP)0        (GBP)7,500,000             Baa1/A-/BBB+
---------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                    Reference Rate                    Margin                  Pool factor                Expected maturity


Series 1

A1                        N/A                          0.08%                   0.000000                          N/A

A2                       5.48%                         0.12%                      0                            Apr 06

A3                       5.56%                         0.20%                   0.688992                        Jan 09

B                        5.81%                         0.45%                   1.000000                        Jan 09

M                        6.06%                         0.70%                   1.000000                        Jan 09

C                        6.81%                         1.45%                   1.000000                        Jan 09

Series 2

A                        5.80%                         0.19%                   0.688992                        Jan 09

B                        6.06%                         0.45%                   1.000000                        Jan 09

M                        6.31%                         0.70%                   1.000000                        Jan 09

C                        7.06%                         1.45%                   1.000000                        Jan 09

Series 3

A                        3.94%                         0.19%                   1.000000                        Jan 09

B                        4.20%                         0.45%                   1.000000                        Jan 09

M                        4.45%                         0.70%                   1.000000                        Jan 09

C                        5.20%                         1.45%                   1.000000                        Jan 09
-------------------------------------------------------------------------------------------------------------------------------



Credit Enhancement

------------------------------------------------------------------------------------------------------------------------------
                                                                                               % of Notes Outstanding
Class B and M Notes ((GBP) Equivalent)                           (GBP)122,676,688                      31.66%

Class C Notes ((GBP) Equivalent)                                  (GBP)76,908,644                      19.85%

------------------------------------------------------------------------------------------------------------------------------
Granite Mortgages 03-3 Reserve Fund Requirement                   (GBP)33,400,000                       0.29%

Balance Brought Forward                                           (GBP)33,400,000                       0.29%

Drawings this Period                                                  (GBP)0                            0.00%

Excess Spread this Period                                          (GBP)2,186,142                       0.02%

Funding Reserve Fund Top-up this Period*                          -(GBP)2,186,142                      -0.02%

Current Balance                                                   (GBP)33,400,000                       0.29%
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                          (GBP)134,538,960                       1.17%

Excess spread this period                                         (GBP)13,781,327                       0.12%

Repayment of start up loan interest                              -(GBP)17,239,008                      -0.15%

Funding reserve Balance carried forward                          (GBP)131,081,279                       1.14%

Funding Reserve %                                                        1.0%                            NA
------------------------------------------------------------------------------------------------------------------------------


All of the notes issued by Granite Mortgages 03-3 plc may be redeemed on the payment date falling in July 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.





----------------------------------------------------------------------------------------------------------------------------------



Notes                         Granite Mortgages 04-1 plc


----------------------------------------------------------------------------------------------------------------------------------
                      ISIN                   Brought forward         Repaid               Outstanding            Rating
                                                                                                              Moodys/S&P/Fitch

Series 1
A1                  US38741VAA35                   $0                  $0                     $0              P-1/A-1+/F1+

A2                  US38741VAB18                   $0                  $0                     $0               Aaa/AAA/AAA

B                   US38741VAC90                   $0                  $0                     $0               Aa2/AA+/AA+

M                   US38741VAE56                   $0                  $0                     $0                Aa3/A+/AA

C                   US38741VAD73                   $0                  $0                     $0               A2/A-/BBB+

Series 2

A1                  US38741VAF22             $1,030,000,000            $0             $1,030,000,000          Aaa/AAA/AAA

A2                  XS0184562816          (euro)817,000,000       (euro)0          (euro)817,000,000          Aaa/AAA/AAA

B                   XS0184563111           (euro)91,000,000       (euro)0           (euro)91,000,000          Aa2/AA+/AA+

M                   XS0184563541           (euro)45,000,000       (euro)0           (euro)45,000,000           A1/A+/AA

C                   XS0184563897           (euro)60,000,000       (euro)0           (euro)60,000,000         Baa1/A-/BBB+

Series 3

A                   XS0184565249          (GBP)540,000,000         (GBP)0            (GBP)540,000,000          Aaa/AAA/AAA

B                   XS0184566130           (GBP)23,000,000         (GBP)0             (GBP)23,000,000          Aa2/AA+/AA+

M                   XS0184566569           (GBP)10,000,000         (GBP)0             (GBP)10,000,000           A1/A+/AA

C                   XS0184567534           (GBP)20,000,000         (GBP)0             (GBP)20,000,000         Baa1/A-/BBB+
----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------



Notes


-------------------------------------------------------------------------------------------------------------------------------
               Reference Rate                    Margin                  Pool factor                Expected maturity


Series 1

A1                   N/A                         -0.04%                   0.000000                          N/A

A2                  5.44%                         0.07%                   0.000000                        Mar 06

B                   5.58%                         0.21%                   0.000000                        Jun 06

M                   5.78%                         0.41%                   0.000000                        Jun 06

C                   6.27%                         0.90%                   0.000000                        Jun 06

Series 2

A1                  5.53%                         0.16%                   0.869198                        Mar 09

A2                  3.86%                         0.16%                   0.907778                        Mar 09

B                   4.04%                         0.34%                   1.000000                        Mar 09

M                   4.27%                         0.57%                   1.000000                        Mar 09

C                   4.77%                         1.07%                   1.000000                        Mar 09

Series 3

A                   5.47%                         0.16%                   0.900000                        Mar 09

B                   5.65%                         0.34%                   1.000000                        Mar 09

M                   5.88%                         0.57%                   1.000000                        Mar 09

C                   6.38%                         1.07%                   1.000000                        Mar 09
-------------------------------------------------------------------------------------------------------------------------------




Credit Enhancement

--------------------------------------------------------------------------------------------------------------------------
                                                                                             % of Notes Outstanding

Class B and M Notes ((GBP) Equivalent)                         (GBP)126,793,104                        6.84%

Class C Notes ((GBP) Equivalent)                                (GBP)61,379,310                        3.31%

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Granite Mortgages 04-1 Reserve Fund Requirement                 (GBP)60,000,000                       0.52%

Balance Brought Forward                                         (GBP)60,000,000                       0.52%

Drawings this Period                                                (GBP)0                            0.00%

Excess Spread this Period                                        (GBP)4,197,663                       0.04%

Funding Reserve Fund Top-up this Period*                        -(GBP)4,197,663                      -0.04%

Current Balance                                                 (GBP)60,000,000                       0.52%
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                        (GBP)134,538,960                       1.17%

Excess spread this period                                       (GBP)13,781,327                       0.12%

Repayment of start up loan interest                            -(GBP)17,239,008                      -0.15%

Funding reserve Balance carried forward                        (GBP)131,081,279                       1.14%

Funding Reserve %                                                      1.0%                            NA
--------------------------------------------------------------------------------------------------------------------------


All of the notes issued by Granite Mortgages 04-1 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.



Notes                         Granite Mortgages 04-2 plc

----------------------------------------------------------------------------------------------------------------------------------
                       ISIN                   Brought forward           Repaid              Outstanding             Rating
                                                                                                                 Moodys/S&P/Fitch

Series 1

A1                   US38741WAA18                   $0                    $0                    $0                Aaa/AAA/AAA

A2                   US38741WAB90                   $0                    $0                    $0                Aaa/AAA/AAA

B                    US38741WAC73                   $0                    $0                    $0                Aa2/AA+/AA

M                    US38741WAD56                   $0                    $0                    $0                  A1/A+/A

C                    US38741WAE30                   $0                    $0                    $0                A3/A-/BBB+

Series 2

A1                   XS0193212825         (euro)1,210,382,879        (euro)0        (euro)1,210,382,879          Aaa/AAA/AAA

A2                   XS0193213807          (GBP)219,895,059           (GBP)0           (GBP)219,895,059          Aaa/AAA/AAA

B                    XS0193215414           (euro)83,039,698         (euro)0          (euro)83,039,698           Aa3/AA+/AA

M                    XS0193216578           (euro)48,278,895         (euro)0          (euro)48,278,895             A2/A+/A

C                    XS0193217030           (euro)80,142,963         (euro)0          (euro)80,142,963          Baa2/A-/BBB+

Series 3

A                    XS0193218350          (GBP)752,100,000           (GBP)0           (GBP)752,100,000           Aaa/AAA/AAA

B                    XS0193218863           (GBP)38,900,000           (GBP)0            (GBP)38,900,000           Aa2/AA+/AA

M                    XS0193219754           (GBP)26,500,000           (GBP)0            (GBP)26,500,000             A1/A+/A

C                    XS0193220927           (GBP)48,500,000           (GBP)0            (GBP)48,500,000          Baa1/A-/BBB+
----------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     Reference Rate                    Margin                  Pool factor                Expected maturity


Series 1

A1                         N/A                          0.04%                   0.000000                          N/A

A2                        5.44%                         0.07%                   0.000000                        Sep 06

B                         5.54%                         0.17%                   0.000000                        Sep 06

M                         5.65%                         0.28%                   0.000000                        Sep 06

C                         6.07%                         0.70%                   0.000000                        Sep 06

Series 2

A1                        3.84%                         0.14%                   0.903271                        Dec 10

A2                        5.45%                         0.14%                   0.901209                        Dec 10

B                         3.97%                         0.27%                   0.902605                        Dec 10

M                         4.10%                         0.40%                   0.902409                        Dec 10

C                         4.50%                         0.80%                   0.900483                        Dec 10

Series 3

A                         5.47%                         0.16%                   1.000000                        Jun 11

B                         5.63%                         0.32%                   1.000000                        Jun 11

M                         5.78%                         0.47%                   1.000000                        Jun 11

C                         6.16%                         0.85%                   1.000000                        Jun 11
----------------------------------------------------------------------------------------------------------------------------------





Credit Enhancement

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     % of Notes Outstanding

Class B and M Notes ((GBP) Equivalent)                                  (GBP)154,732,374                       7.54%

Class C Notes ((GBP) Equivalent)                                        (GBP)103,019,023                       5.02%

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Granite Mortgages 04-2 Reserve Fund Requirement                         (GBP)44,900,000                       0.39%

Balance Brought Forward                                                 (GBP)44,900,000                       0.39%

Drawings this Period                                                        (GBP)0                            0.00%

Excess Spread this Period                                                (GBP)4,445,633                       0.04%

Funding Reserve Fund Top-up this Period*                                -(GBP)4,445,633                      -0.04%

Current Balance                                                         (GBP)44,900,000                       0.39%
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                                (GBP)134,538,960                       1.17%

Excess spread this period                                               (GBP)13,781,327                       0.12%

Repayment of start up loan interest                                    -(GBP)17,239,008                      -0.15%

Funding reserve Balance carried forward                                (GBP)131,081,279                       1.14%

Funding Reserve %                                                              1.0%                            NA
------------------------------------------------------------------------------------------------------------------------------------


All of the notes issued by Granite Mortgages 04-2 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.





Notes                         Granite Mortgages 04-3 plc

---------------------------------------------------------------------------------------------------------------------------------
                     ISIN                   Brought forward            Repaid              Outstanding           Rating
                                                                                                              Moodys/S&P/Fitch

Series 1

A1                 US38741SAA06                   $0                     $0                    $0              Aaa/AAA/AAA

A2                 XS0201482766             (euro) 0               (euro) 0              (euro) 0              Aaa/AAA/AAA

A3                 US38741SAB88              $140,799,562                $0              $140,799,562         Aaa/AAA/AAA

B                  US38741SAC61               $6,678,419                 $0                $6,678,419          Aa3/AA+/AA

M                  US38741SAD45               $3,542,269                 $0                $3,542,269            A2/A+/A

C                  US38741SAE28               $7,073,257                 $0                $7,073,257         Baa2/A-/BBB+

Series 2

A1                 US38741SAF92              $713,700,000                $0              $713,700,000         Aaa/AAA/AAA

A2                 XS0201483228          (euro)800,150,000          (euro)0         (euro)800,150,000         Aaa/AAA/AAA

B                  XS0201483657           (euro)74,400,000          (euro)0          (euro)74,400,000         Aa1/AA+/AA

M                  XS0201484036           (euro)57,900,000          (euro)0          (euro)57,900,000          Aa3/A+/A

C                  XS0201485355          (euro)139,050,000          (euro)0         (euro)139,050,000        Baa2/A-/BBB+

Series 3

A1                 XS0201486320          (GBP)411,250,000            (GBP)0          (GBP)411,250,000         Aaa/AAA/AAA

A2                 XS0201565628          (GBP)600,000,000            (GBP)0          (GBP)600,000,000         Aaa/AAA/AAA

B                  XS0201486833           (GBP)54,350,000            (GBP)0           (GBP)54,350,000         Aa1/AA+/AA

M                  XS0201487211           (GBP)42,250,000            (GBP)0           (GBP)42,250,000          Aa3/A+/A

C                  XS0201487567           (GBP)99,450,000            (GBP)0           (GBP)99,450,000        Baa1/A-/BBB+
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                 Reference Rate                    Margin                  Pool factor                Expected maturity


Series 1
A1                     N/A                          0.06%                   0.000000                          N/A

A2                    3.77%                         0.07%                   0.000000                        Dec 05

A3                    5.47%                         0.10%                   0.112811                        Mar 07

B                     5.53%                         0.16%                   0.112811                        Mar 07

M                     5.64%                         0.27%                   0.112811                        Mar 07

C                     5.96%                         0.59%                   0.112811                        Mar 07

Series 2

A1                   5.51%                         0.14%                   1.000000                        Mar 10

A2                   3.84%                         0.14%                   1.000000                        Mar 10

B                    3.98%                         0.28%                   0.092983                        Mar 10

M                    4.07%                         0.37%                   1.000000                        Mar 10

C                    4.50%                         0.80%                   1.000000                        Mar 10

Series 3

A1                   5.49%                         0.18%                   2.957569                        Sept 11

A2                   5.515%                     Fixed until 09/2011        4.314995                        Sept 11

B                    5.66%                         0.35%                   0.390867                        Sept 11

M                    5.76%                         0.45%                   0.303848                        Sept 11

C                    6.19%                         0.88%                   0.715210                        Sept 11
---------------------------------------------------------------------------------------------------------------------------------





Credit Enhancement

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        % of Notes Outstanding

Class B and M Notes ((GBP) Equivalent)                                (GBP)192,597,974                       7.95%

Class C Notes ((GBP) Equivalent)                                      (GBP)198,303,015                       8.18%

----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Granite Mortgages 04-3 Reserve Fund Requirement                       (GBP)48,000,000                       0.42%

Balance Brought Forward                                               (GBP)48,000,000                       0.42%

Drawings this Period                                                      (GBP)0                            0.00%

Excess Spread this Period                                              (GBP)5,035,496                       0.04%

Funding Reserve Fund Top-up this Period*                                   (5,035,496)                     -0.04%

Current Balance                                                       (GBP)48,000,000                       0.42%
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                              (GBP)134,538,960                       1.17%

Excess spread this period                                             (GBP)13,781,327                       0.12%

Repayment of start up loan interest                                  -(GBP)17,239,008                      -0.15%

Funding reserve Balance carried forward                              (GBP)131,081,279                       1.14%

Funding Reserve %                                                            1.0%                            NA
----------------------------------------------------------------------------------------------------------------------------------



All of the notes issued by Granite Mortgages 04-3 plc may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.


Notes                         Granite Master Issuer plc - Series 2005-1

-----------------------------------------------------------------------------------------------------------------------------------
                 ISIN                   Brought forward             Repaid                Outstanding               Rating
                                                                                                               Moodys/S&P/Fitch

A1             US38741YAA73                  $0                      $0                      $0                  Aaa/AAA/AAA

A2             XS0210928866               (euro) 0                (euro) 0                (euro) 0               Aaa/AAA/AAA

A3             US38741YAB56             $1,100,000,000               $0                $1,100,000,000            Aaa/AAA/AAA

A4             US38741YAC30             $1,100,000,000               $0                $1,100,000,000            Aaa/AAA/AAA

A5             XS0210929161          (euro)1,500,000,000          (euro) 0          (euro)1,500,000,000          Aaa/AAA/AAA

A6             XS0210925847           (GBP)750,000,000             (GBP)0             (GBP)750,000,000           Aaa/AAA/AAA

B1             US38741YAD13                  $0                      $0                      $0                   Aa3/AA/AA

B2             XS0210929591          (euro) 80,000,000            (euro) 0            (euro) 80,000,000           Aa3/AA/AA

B3             XS0210925920           (GBP)55,000,000              (GBP)0              (GBP)55,000,000            Aa3/AA/AA

M1             US38741YAE95                  $0                      $0                      $0                    A2/A/A

M2             XS0210929757          (euro) 79,000,000            (euro) 0            (euro) 79,000,000            A2/A/A

M3             XS0210926225           (GBP)55,000,000              (GBP)0              (GBP)55,000,000             A2/A/A

C2             XS0210929914         (euro) 139,000,000            (euro) 0           (euro) 139,000,000         Baa2/BBB/BBB

C3             XS0210926571           (GBP)60,000,000              (GBP)0              (GBP)60,000,000          Baa2/BBB/BBB
-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
            Reference Rate      Margin      Pool factor      Expected maturity


A1             5.360%           0.04%       0.000000              Sept 06

A2              3.74%           0.04%       0.000000              Sept 06

A3              5.45%           0.08%       1.000000              Dec 07

A4              5.47%           0.10%       1.000000              Mar 10

A5              3.79%           0.09%       1.000000              Mar 10

A6              5.43%           0.12%       1.000000              Mar 10

B1              5.50%           0.13%       0.000000              Dec 06

B2              3.89%           0.19%       1.000000              Mar 10

B3              5.50%           0.19%       1.000000              Mar 10

M1              5.60%           0.23%       0.000000              Dec 06

M2              3.98%           0.28%       1.000000              Mar 10

M3              5.59%           0.28%       1.000000              Mar 10

C2              4.259%          0.56%       1.000000              Mar 10

C3              5.87%           0.56%       1.000000              Mar 10
-------------------------------------------------------------------------------

All of the notes issued as part of series 2005-1 may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.



Notes                         Granite Master Issuer plc - Series 2005-2

-----------------------------------------------------------------------------------------------------------------------------------
                 ISIN                   Brought forward                 Repaid               Outstanding             Rating
                                                                                                                Moodys/S&P/Fitch

A1             US38741YAF60              $102,474,879               $102,474,879                $0                Aaa/AAA/AAA

A2             XS0220176084           (GBP)21,020,488             (GBP)21,020,488            (GBP)0                Aaa/AAA/AAA

A3             XS0220174469          (euro)69,367,610            (euro)69,367,610           (euro)0                Aaa/AAA/AAA

A4             US38741YAG44              $800,000,000               $45,840,295           $754,159,705             Aaa/AAA/AAA

A5             XS0220174543         (euro)800,000,000                (euro)0           (euro)800,000,000           Aaa/AAA/AAA

A6             US38741YAH27            $1,250,000,000                     $0               $1,250,000,000          Aaa/AAA/AAA

A7             XS0220172257          (GBP)530,200,000                 (GBP)0            (GBP)530,200,000           Aaa/AAA/AAA

A8             XS0220486277          (GBP)250,000,000                 (GBP)0            (GBP)250,000,000           Aaa/AAA/AAA

B1             US38741YAJ82               $90,000,000                     $0                 $90,000,000            Aa3/AA/AA

B2             XS0220173909          (euro)62,000,000                (euro)0            (euro)62,000,000            Aa3/AA/AA

B3             XS0220175862           (GBP)35,100,000                 (GBP)0             (GBP)35,100,000            Aa3/AA/AA

M1             US38741YAK55               $95,000,000                     $0                 $95,000,000             A2/A/A

M2             XS0220172927          (euro)70,000,000                (euro)0           (euro)70,000,000              A2/A/A

M3             XS0220174972           (GBP)28,100,000                 (GBP)0             (GBP)28,100,000             A2/A/A

C1             US38741YAL39               $90,000,000                     $0                 $90,000,000          Baa2/BBB/BBB

C2             XS0220173651         (euro)131,700,000                (euro)0          (euro)131,700,000           Baa2/BBB/BBB
-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
           Reference Rate       Margin        Pool factor     Expected Maturity


A1              5.36%            0.04%         0.000000             Feb 07

A2              5.59%            0.05%         0.000000             Feb 07

A3              3.88%            0.05%         0.000000             Feb 07

A4              5.44%            0.08%         0.942700             Feb 08

A5              3.97%            0.14%         1.000000             May 10

A6              5.49%            0.13%         1.000000             May 10

A7              5.70%            0.16%         1.000000             May 10

A8              5.70%            0.16%         1.000000             May 10

B1              5.50%            0.14%         1.000000             May 07

B2              4.03%            0.20%         1.000000             May 10

B3              5.74%            0.20%         1.000000             May 10

M1              5.60%            0.24%         1.000000             May 07

M2              4.13%            0.30%         1.000000             May 10

M3            5.8644%            0.32%         1.000000             May 10

C1              5.86%            0.50%         1.000000             May 08

C2              4.38%            0.55%         1.000000             May 10
-------------------------------------------------------------------------------




Notes                         Granite Master Issuer plc - Series 2005-3

-----------------------------------------------------------------------------------------------------------------------------------
                 ISIN                   Brought forward                 Repaid               Outstanding             Rating
                                                                                                                Moodys/S&P/Fitch

A1             US38741YAM12            $1,000,000,000                  $0                  $1,000,000,000          Aaa/AAA/AAA

-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
           Reference Rate       Margin        Pool factor     Expected Maturity


A1              5.28%           -0.04%         1.000000            Aug 10
-------------------------------------------------------------------------------




Notes                         Granite Master Issuer plc - Series 2005-4

-----------------------------------------------------------------------------------------------------------------------------------
                 ISIN                   Brought forward             Repaid                Outstanding               Rating
                                                                                                               Moodys/S&P/Fitch

A1             US38741YAN94                $296,511,890               $188,409,496           $108,102,394         Aaa/AAA/AAA

A2             XS0229614036           (euro)125,083,618           (euro)79,480,595       (euro)45,603,023         Aaa/AAA/AAA

A3             US38741YAP43                $996,600,000                    $0                $996,600,000         Aaa/AAA/AAA

A5             XS0229614200         (euro)1,357,300,000               (euro)0         (euro)1,357,300,000        Aaa/AAA/AAA

A6             XS0229614465            (GBP)815,400,000                (GBP)0            (GBP)815,400,000         Aaa/AAA/AAA

B1             US38741YAR09                 $72,500,000                    $0                 $72,500,000          Aa3/AA/AA

B2             US38741YAS81                 $38,500,000                    $0                 $38,500,000          Aa3/AA/AA

B3             XS0229614549             (GBP)19,000,000                (GBP)0             (GBP)19,000,000          Aa3/AA/AA

B4             XS0229614895            (euro)56,900,000               (euro)0            (euro)56,900,000          Aa3/AA/AA

M1             US38741YAT64                 $64,700,000                    $0                 $64,700,000           A2/A/A

M2             US38741YAU38                 $36,300,000                    $0                 $36,300,000           A2/A/A

M3             XS0229614978             (GBP)30,000,000                (GBP)0             (GBP)30,000,000           A2/A/A

M4             XS0229615272            (euro)51,000,000               (euro)0            (euro)51,000,000           A2/A/A

C1             US38741YAV11                 $80,400,000                    $0                 $80,400,000        Baa2/BBB/BBB

C2             US38741YAW93                 $44,600,000                    $0                 $44,600,000        Baa2/BBB/BBB

C3             XS0229615439             (GBP)10,000,000                (GBP)0             (GBP)10,000,000        Baa2/BBB/BBB

C4             XS0229615603            (euro)76,100,000               (euro)0            (euro)76,100,000        Baa2/BBB/BBB
-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
           Reference Rate       Margin        Pool factor     Expected Maturity


A1            5.35%             0.03%          0.081507            May 07

A2           3.866%             0.04%          0.081507            May 07

A3            5.43%             0.07%          1.000000            Aug 08

A5            3.93%             0.10%          1.000000            Aug 10

A6            5.66%             0.12%          1.000000            Aug 12

B1            5.48%             0.12%          1.000000            Aug 07

B2            5.54%             0.18%          1.000000            Nov 08

B3            5.72%             0.18%          1.000000            Aug 10

B4            4.01%             0.18%          1.000000            Aug 10

M1            5.58%             0.22%          1.000000            Aug 07

M2            5.64%             0.28%          1.000000            Nov 08

M3            5.82%             0.28%          1.000000            Aug 10

M4            4.11%             0.28%          1.000000            Aug 10

C1            5.79%             0.43%          1.000000            Aug 07

C2            5.91%             0.55%          1.000000            Nov 08

C3            6.09%             0.55%          1.000000            Aug 10

C4            4.38%             0.55%          1.000000            Aug 10
-----------------------------------------------------------------------------




Notes                         Granite Master Issuer plc - Series 2006-1

-----------------------------------------------------------------------------------------------------------------------------------
                ISIN          ISIN                 Brought forward          Repaid               Outstanding          Rating
               Reg S          144A                                                                               Moodys/S&P/Fitch

A1           USG4144BE89    US38741YBG35            $776,100,000              $0                $776,100,000        Aaa/AAA/AAA

A2          XS0240602176    XS0240670413      (euro)417,710,575      (euro)127,901,697     (euro)289,808,878        Aaa/AAA/AAA

A3          XS0240602507    XS0240670504         (GBP)95,860,144      (GBP)29,352,082        (GBP)66,508,062        Aaa/AAA/AAA

A4          USG41441BF54    US38741YBH18            $539,213,309        $165,105,462            $374,107,847        Aaa/AAA/AAA

A5          USG41441BG38    US38741YBJ73           $1,552,200,000             $0              $1,552,200,000        Aaa/AAA/AAA

A6          XS0240602929    XS0240670686     (euro)1,900,000,000         (euro)0         (euro)1,900,000,000        Aaa/AAA/AAA

A7          XS0240603067    XS0240670843        (GBP)400,000,000          (GBP)0            (GBP)400,000,000        Aaa/AAA/AAA

A8          XS024063653     XS0240671148        (GBP)950,000,000          (GBP)0            (GBP)950,000,000        Aaa/AAA/AAA

B1          USG41441BH11    US38741YBK47             $91,200,000              $0                 $91,200,000         Aa3/AA/AA

B2          USG41441BJ76    US38741YBL20             $84,100,000              $0                 $84,100,000         Aa3/AA/AA

B3          XS0240606169    XS0240671494         (GBP)25,000,000          (GBP)0             (GBP)25,000,000         Aa3/AA/AA

B4          XS0240606755    XS0240671650       (euro)94,500,000          (euro)0            (euro)94,500,000         Aa3/AA/AA

M1          USG41441BK40    US38741YBM03             $81,400,000              $0                 $81,400,000          A2/A/A

M2          USG41441BL23    US38741YBN85             $79,200,000              $0                 $79,200,000          A2/A/A

M3          XS0240607480    XS0240671734         (GBP)33,500,000          (GBP)0             (GBP)33,500,000          A2/A/A

M4          XS0240607720    XS0240671817       (euro)97,700,000          (euro)0            (euro)97,700,000          A2/A/A

C2          USG41441BM06    US38741YBP34            $132,400,000              $0                $132,400,000       Baa2/BBB/BBB

C3          XS0240608371    XS0240671908         (GBP)44,200,000          (GBP)0             (GBP)44,200,000       Baa2/BBB/BBB

C4          XS0240608702    XS0240672039      (euro)129,000,000          (euro)0           (euro)129,000,000       Baa2/BBB/BBB
-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
           Reference Rate      Margin       Pool factor      Expected maturity


A1              5.29%          -0.03%        1.000000              Nov 09

A2              3.87%           0.04%        0.332540              Nov 07

A3              5.58%           0.04%        0.332540              Nov 07

A4              5.36%           0.04%        0.332540              Nov 07

A5              5.43%           0.07%        1.000000              Nov 09

A6              3.93%           0.10%        1.000000              Feb 11

A7              5.66%           0.12%        1.000000              Feb 13

A8              5.66%           0.12%        1.000000              Feb 13

B1              5.49%           0.13%        1.000000              Nov 07

B2              5.53%           0.17%        1.000000              Aug 10

B3              5.72%           0.18%        1.000000              Feb 11

B4              4.01%           0.18%        1.000000              Feb 11

M1              5.59%           0.23%        1.000000              Nov 07

M2              5.65%           0.29%        1.000000              May 10

M3              5.84%           0.30%        1.000000              Feb 11

M4              4.13%           0.30%        1.000000              Feb 11

C2              5.96%           0.60%        1.000000              May 10

C3              6.14%           0.60%        1.000000              Feb 11

C4              4.43%           0.60%        1.000000              Feb 11
-------------------------------------------------------------------------------




Notes                      Granite Master Issuer plc - Series 2006-2

-----------------------------------------------------------------------------------------------------------------------------------
              ISIN                   Brought forward          Repaid             Outstanding               Rating
                                                                                                        Moodys/S&P/Fitch

A1          US38741YBQ17              $456,127,611              $0              $456,127,611             Aaa/AAA/AAA

A2          XS0252419832         (euro)168,936,152         (euro)0         (euro)168,936,152             Aaa/AAA/AAA

A3          XS0252425995           (GBP)39,418,435          (GBP)0           (GBP)39,418,435             Aaa/AAA/AAA

A4          US38741YBR99            $1,275,000,000              $0            $1,275,000,000             Aaa/AAA/AAA

A5          XS0252421499       (euro)1,360,000,000         (euro)0        euro)1,360,000,000             Aaa/AAA/AAA

A6          XS0252427009          (GBP)500,000,000          (GBP)0          (GBP)500,000,000             Aaa/AAA/AAA

B1          US38741YBS72               $29,000,000              $0               $29,000,000              Aa3/AA/AA

B2          US38741YBT55               $36,000,000              $0               $36,000,000              Aa3/AA/AA

B3          XS0252428072          (euro)37,500,000         (euro)0          (euro)37,500,000              Aa3/AA/AA

M1          US38741YBU29               $25,000,000              $0               $25,000,000               A2/A/A

M2          US38741YBV02               $25,000,000              $0               $25,000,000               A2/A/A

M3          XS0252429047          (euro)35,000,000         (euro)0          (euro)35,000,000               A2/A/A

M4          XS0252423198           (GBP)10,000,000          (GBP)0           (GBP)10,000,000               A2/A/A

C2          US38741YBW84               $75,000,000              $0               $75,000,000            Baa2/BBB/BBB

C3          XS0252430136          (euro)55,000,000         (euro)0          (euro)55,000,000            Baa2/BBB/BBB

C4          XS0252423941           (GBP)12,000,000          (GBP)0           (GBP)12,000,000            Baa2/BBB/BBB
-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
          Reference Rate        Margin        Pool factor     Expected maturity


A1             5.33%             0.01%         0.563121            Jan 08

A2            3.784%             0.03%         0.563121            Jan 08

A3             5.64%             0.03%         0.563121            Jan 08

A4             5.40%             0.04%         1.000000            Jul 10

A5             3.85%             0.10%         1.000000            Oct 11

A6             5.72%             0.11%         1.000000            Jul 13

B1             5.44%             0.08%         1.000000            Apr 08

B2             5.50%             0.14%         1.000000             Jul 11

B3             3.89%             0.14%         1.000000            Jul 11

M1             5.54%             0.18%         1.000000            Apr 08

M2             5.59%             0.23%         1.000000            Jul 11

M3             3.98%             0.23%         1.000000            Jul 11

M4             5.84%             0.23%         1.000000            Jul 11

C2             5.83%             0.47%         1.000000            Jul 11

C3             4.22%             0.47%         1.000000            Jul 11

C4             6.08%             0.47%         1.000000            Jul 11
-------------------------------------------------------------------------------




Notes                         Granite Master Issuer plc - Series 2006-3

----------------------------------------------------------------------------------------------------------------------------------
               ISIN                   Brought forward             Repaid               Outstanding                Rating
                                                                                                             Moodys/S&P/Fitch

A1          US38741YBX67               $767,930,000                  $0                $767,930,000           Aaa/AAA/AAA

A2          XS0267966959         (euro) 637,381,900             (euro)0            (euro)637,381,900          Aaa/AAA/AAA

A3          US38741YBZ16             $1,800,000,000                  $0               $1,800,000,000          Aaa/AAA/AAA

A4          US38741YCA55             $1,000,000,000                  $0               $1,000,000,000          Aaa/AAA/AAA

A5          XS0267967924       (euro) 1,250,000,000             (euro)0          (euro)1,250,000,000          Aaa/AAA/AAA

A6          XS0267968658           (GBP)700,000,000              (GBP)0             (GBP)700,000,000          Aaa/AAA/AAA

A7          US38741YCD94             $1,750,000,000                  $0               $1,750,000,000          Aaa/AAA/AAA

B1          US38741YCE77                $70,000,000                  $0                  $70,000,000           Aa3/AA/AA

B2          US38741YCF43               $182,000,000                  $0                 $182,000,000           Aa3/AA/AA

B3          XS0268037131          (euro) 30,000,000             (euro)0             (euro)30,000,000           Aa3/AA/AA

M1          US38741YCJ64                $90,000,000                  $0                  $90,000,000            A2/A/A

M2          US38741YCK38               $100,000,000                  $0                 $100,000,000            A2/A/A

M3          XS0268038451          (euro) 47,000,000             (euro)0             (euro)47,000,000            A2/A/A

M4          XS0268038964            (GBP)10,000,000              (GBP)0              (GBP)10,000,000            A2/A/A

C2          US38741YCP25                $60,000,000                  $0                  $60,000,000          Baa2/BBB/BBB

C3          XS0268039699         (euro) 137,000,000             (euro)0            (euro)137,000,000          Baa2/BBB/BBB
----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
         Reference Rate      Margin       Pool factor       Expected maturity


A1          5.34%             0.02%        0.767930              Apr 08

A2         3.794%             0.04%        0.767930              Jul 08

A3          5.40%             0.04%        1.000000              Apr 10

A4          5.30%            -0.02%        1.000000              Oct 12

A5          3.86%             0.11%        1.000000              Oct 12

A6          5.72%             0.11%        1.000000              Oct 12

A7          5.46%             0.10%        1.000000              Oct 12

B1          5.45%             0.09%        1.000000              Oct 08

B2          5.53%             0.17%        1.000000              Oct 12

B3          3.91%             0.16%        1.000000              Oct 12

M1          5.54%             0.18%        1.000000              Oct 08

M2          5.64%             0.28%        1.000000              Oct 12

M3          4.02%             0.27%        1.000000              Oct 12

M4          5.88%             0.27%        1.000000              Oct 12

C2          5.86%             0.50%        1.000000              Oct 12

C3          4.25%             0.50%        1.000000              Oct 12
-------------------------------------------------------------------------------








Notes                         Granite Master Issuer plc - Series 2006-4

-----------------------------------------------------------------------------------------------------------------------------------
                 ISIN                   Brought forward             Repaid               Outstanding               Rating
                                                                                                                Moodys/S&P/Fitch

A1             US38741YCS63              $650,000,000                 $0                $650,000,000             Aaa/AAA/AAA

A2             XS0275943958         (euro) 200,000,000          (euro) 0          (euro) 200,000,000            Aaa/AAA/AAA

A3             XS0275944097          (GBP)350,000,000             (GBP)0            (GBP)350,000,000             Aaa/AAA/AAA

A4             US38741YDB20              $704,300,000                 $0                $704,300,000             Aaa/AAA/AAA

A5             CA38741YDD81           CAD 350,000,000              CAD 0             CAD 350,000,000           Aaa/AAA/AAA

A6             US38741YDC03             $1,130,000,000                $0              $1,130,000,000            Aaa/AAA/AAA

A7             XS0275944766        (euro) 1,135,000,000         (euro) 0        (euro) 1,135,000,000           Aaa/AAA/AAA

A8             XS0276823167          (GBP)300,000,000             (GBP)0            (GBP)300,000,000             Aaa/AAA/AAA

B1             US38741YCV92               $60,600,000                 $0                 $60,600,000              Aa3/AA/AA

B3             XS0275945730         (euro) 62,500,000           (euro) 0           (euro) 62,500,000              Aa3/AA/AA

M1             US38741YCX58               $47,800,000                 $0                 $47,800,000               A2/A/A

M2             US38741YCY32               $10,000,000                 $0                 $10,000,000               A2/A/A

M3             XS0275946621         (euro) 84,400,000           (euro) 0           (euro) 84,400,000               A2/A/A

C1             US38741YCZ07               $32,600,000                 $0                 $32,600,000            Baa2/BBB/BBB

C2             US38741YDA47               $15,000,000                 $0                 $15,000,000            Baa2/BBB/BBB

C3             XS0275947512         (euro) 62,800,000           (euro) 0           (euro) 62,800,000            Baa2/BBB/BBB
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
             Reference Rate                    Margin                  Pool factor                 Expected maturity


A1                5.35%                         0.03%                   1.000000                        Dec-30

A2                3.691%                        0.04%                   1.000000                        Dec-30

A3                5.30%                         0.04%                   1.000000                        Dec-30

A4                5.42%                         0.05%                   1.000000                        Dec-54

A5                4.41%                         0.07%                   1.000000                        Dec-54

A6                5.46%                         0.09%                   1.000000                        Dec-54

A7                3.76%                         0.11%                   1.000000                        Dec-54

A8                5.37%                         0.11%                   1.000000                        Dec-54

B1                5.46%                         0.09%                   1.000000                        Dec-54

B3                3.84%                         0.19%                   1.000000                        Dec-54

M1                5.54%                         0.17%                   1.000000                        Dec-54

M2                5.66%                         0.29%                   1.000000                        Dec-54

M3                3.94%                         0.29%                   1.000000                        Dec-54

C1                5.75%                         0.38%                   1.000000                        Dec-54

C2                5.85%                         0.48%                   1.000000                        Dec-54

C3                4.13%                         0.48%                   1.000000                        Dec-54
-----------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------


Notes                         Granite Master Issuer plc - Series 2007-1

--------------------------------------------------------------------------------------------------------------------------------
                    ISIN                   Brought forward       Repaid              Outstanding                 Rating
                                                                                                              Moodys/S&P/Fitch

Class 1A1         US38741YDE68             $1,350,000,000          $0              $1,350,000,000              Aaa/AAA/AAA

Class 1A3         XS0284070504          (GBP)450,000,000       (GBP)0           (GBP)450,000,000               Aaa/AAA/AAA

Class 2A1         US38741YDF34             $1,450,000,000          $0              $1,450,000,000              Aaa/AAA/AAA

Class 3A1         US38741YDG17             $1,500,000,000          $0              $1,500,000,000              Aaa/AAA/AAA

Class 3A2         XS0284071908        (euro) 1,650,000,000   (euro) 0       (euro) 1,650,000,000               Aaa/AAA/AAA

Class 4A1         US38741YDH99             $1,000,000,000          $0              $1,000,000,000              Aaa/AAA/AAA

Class 5A1         XS0284076295          (GBP)650,000,000       (GBP)0           (GBP)650,000,000               Aaa/AAA/AAA

Class 6A1         XS0284077186          (GBP)500,000,000       (GBP)0           (GBP)500,000,000               Aaa/AAA/AAA

Class 1B1         US38741YDJ55               $84,000,000           $0                $84,000,000                Aa3/AA/AA

Class 2B1         US38741YDK29               $80,000,000           $0                $80,000,000                Aa3/AA/AA

Class 3B1         XS0284072468         (euro) 167,000,000    (euro) 0        (euro) 167,000,000                 Aa3/AA/AA

Class 3B2         XS0284073193           (GBP)25,000,000       (GBP)0            (GBP)25,000,000                Aa3/AA/AA

Class 1M1         US38741YDL02               $84,000,000           $0                $84,000,000                 A2/A/A

Class 2M1         US38741YDM84               $80,000,000           $0                $80,000,000                 A2/A/A

Class 3M1         XS0284073607         (euro) 131,000,000    (euro) 0        (euro) 131,000,000                  A2/A/A

Class 3M2         XS0284074167           (GBP)40,000,000       (GBP)0            (GBP)40,000,000                 A2/A/A

Class 1C1         US38741YDN67               $94,600,000           $0                $94,600,000              Baa2/BBB/BBB

Class 2C1         US38741YDP16               $30,000,000           $0                $30,000,000              Baa2/BBB/BBB

Class 2C2         XS0284071221         (euro) 30,000,000     (euro) 0          (euro) 30,000,000              Baa2/BBB/BBB

Class 3C1         XS0284081618         (euro) 265,000,000    (euro) 0         (euro) 265,000,000              Baa2/BBB/BBB

Class 3C2         XS0284075560           (GBP)36,000,000       (GBP)0            (GBP)36,000,000              Baa2/BBB/BBB

--------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                       Reference Rate                    Margin                  Pool factor                 Expected maturity


Class 1A1              5.35%                            0.03000%                  1.000000                        Dec-30

Class 1A3              5.52%                            0.03000%                  1.000000                        Dec-30

Class 2A1              5.41%                            0.07000%                  1.000000                        Dec-54

Class 3A1              5.44%                            0.10000%                  1.000000                        Dec-54

Class 3A2              3.76%                            0.10000%                  1.000000                        Dec-54

Class 4A1              5.45%                            0.11000%                  1.000000                        Dec-54

Class 5A1              5.60%                            0.11000%                  1.000000                        Dec-54

Class 6A1              5.60%                            0.00000%                  1.000000                        Dec-54

Class 1B1              5.41%                            0.07000%                  1.000000                        Dec-54

Class 2B1              5.46%                            0.12000%                  1.000000                        Dec-54

Class 3B1              3.83%                            0.17000%                  1.000000                        Dec-54

Class 3B2              5.66%                            0.17000%                  1.000000                        Dec-54

Class 1M1              5.49%                            0.15000%                  1.000000                        Dec-54

Class 2M1              5.59%                            0.25000%                  1.000000                        Dec-54

Class 3M1              3.93%                            0.27000%                  1.000000                        Dec-54

Class 3M2              5.76%                            0.27000%                  1.000000                        Dec-54

Class 1C1              5.64%                            0.30000%                  1.000000                        Dec-54

Class 2C1              5.77%                            0.43000%                  1.000000                        Dec-54

Class 2C2              4.11%                            0.45000%                  1.000000                        Dec-54

Class 3C1              4.16%                            0.50000%                  1.000000                        Dec-54

Class 3C2              5.99%                            0.50000%                  1.000000                        Dec-54

----------------------------------------------------------------------------------------------------------------------------------





Credit Enhancement for Granite Master Issuer plc

--------------------------------------------------------------------------------
                                                         % of Notes Outstanding

Class A Notes ((GBP) Equivalent)     (GBP)28,491,410,336        89.58%

Class B Notes ((GBP) Equivalent)     (GBP)1,052,660,597          3.31%

Class M Notes ((GBP) Equivalent)     (GBP)1,050,518,194          3.30%

Class C Notes ((GBP) Equivalent)     (GBP)1,209,791,600          3.80%

--------------------------------------------------------------------------------

Subordination Levels

--------------------------------------------------------------------------------
                                       Current                 Required

Class A Notes                          12.16%                   11.60%

Class B Notes                           8.85%                    8.30%

Class M Notes                           5.55%                    5.11%

Class C Notes                           1.75%                    1.85%

--------------------------------------------------------------------------------

Required subordination levels are taken from the Offering Circular Supplement dated January 20, 2006. There is an additional Rating Agency allowance of 0.20% to current levels in recognition of excess spread.

-------------------------------------------------------------------------------------------------------------------------------
Programme Reserve Required Percent                                                                             1.65%

Programme Reserve Required Amount                                       (GBP)533,310,000                       1.75%

Balance Brought Forward                                                 (GBP)533,310,000                       1.75%

Drawings this Period                                                         (GBP)0                            0.00%

 *Additions this period                                                      (GBP)0                            0.00%

Current Balance of Funding 2 & Granite Master Issuer Reserve Fund       (GBP)533,310,000                       1.75%

Excess Spread this Period                                                (GBP)20,687,493                       0.07%

-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Currency swap triggers

                                                                        S&P                 Moody's                  Fitch

Dollar and Euro currency swap agreements:

Initial downgrade trigger                         Short term              A1+                  P-1                    F1
                                                                 ------------------      ----------------    ---------------------
                                                  Long term             N/A                    A1                     A1
                                                                 ------------------      ----------------    ---------------------

Subsequent downgrade trigger                      Short term            N/A                    P-2                    F2
                                                                 ------------------      ----------------    ---------------------
                                                  Long term            BBB-                    A3                    BBB+
                                                                 ------------------      ----------------    ---------------------

Second subsequent downgrade                       Short term           N./A                    N/A                    F3
                                                                 ------------------      ----------------    ---------------------
                                                  Long term             N/A                    N/A                   BBB-
                                                                 ------------------      ----------------    ---------------------
Dollar and Euro currency swap providers:

ABN Amro Bank NV                                  Short term              A-1+                 P-1                    F1
                                                                 ------------------      ----------------    ---------------------
                                                  Long term             AA-                    Aa3                    AA-
                                                                 ------------------      ----------------    ---------------------

Barclays Bank PLC                                 Short term           A-1+                    P-1                    F1
                                                                 ------------------      ----------------    ---------------------
                                                  Long term             AA+                    Aa1                    AA-
                                                                 ------------------      ----------------    ---------------------

HSBC                                              Short term           A-1+                    P-1                    F1
                                                                 ------------------      ----------------    ---------------------
                                                  Long term             AA-                    Aa2                    AA
                                                                 ------------------      ----------------    ---------------------

                                                                 ------------------      ----------------    ---------------------
Citigroup Global markets Limited                  Short term           A-1+                    P-1                    F1
                                                                 ------------------      ----------------    ---------------------
                                                  Long term             AA-                    Aa1                    AA+
                                                                 ------------------      ----------------    ---------------------

Swiss Re                                          Short term           A-1+                    P-1                   A-1+
                                                                 ------------------      ----------------    ---------------------
                                                  Long term             AA                     Aa2                    AA
                                                                 ------------------      ----------------    ---------------------

UBS AG                                            Short term           A-1+                    P-1                    N/A
                                                                 ------------------      ----------------    ---------------------
                                                  Long term             AA+                    Aa2                    N/A
                                                                 ------------------      ----------------    ---------------------

Banque AIG                                        Short term            N/A                    N/A                    N/A
                                                                 ------------------      ----------------    ---------------------
                                                  Long term             N/A                    N/A                    N/A
                                                                 ------------------      ----------------    ---------------------

----------------------------------------------------------------------------------------------------------------------------------